Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	THE ADVISORS’ INNER CIRCLE FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000878719
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 02, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 02, 2024
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
ACADIAN EMERGING MARKETS PORTFOLIO
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS’ INNER CIRCLE FUND

Acadian Emerging Markets Portfolio

(the “Fund”)

Supplement dated August 2, 2024

to the Fund’s Prospectus and the Fund’s Summary Prospectus
dated March 1, 2024

This supplement provides new and additional information beyond that contained in the Fund’s Prospectus and Summary Prospectus (together the “Prospectuses”) and should be read in conjunction with the Prospectuses.

In the “Performance Information” section of the Prospectuses, under the sub-section entitled “Average Annual Total Returns for Periods Ended December 31, 2023,” the table on page 8 is replaced in its entirety with the following:

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On July 31, 2024, the Fund's benchmark changed from the MSCI Emerging Markets (Gross) Index to the MSCI Emerging Markets (Net) Index because the Adviser believes that this benchmark aligns with investors’ experience.
ACADIAN EMERGING MARKETS PORTFOLIO | MSCI Emerging Markets (Net) Index (reflects no deduction for fees, expenses, or taxes (except foreign withholding taxes))
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.83%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.68%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.66%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1998	[1]
ACADIAN EMERGING MARKETS PORTFOLIO | MSCI Emerging Markets (Gross) Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.27%
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 1993
ACADIAN EMERGING MARKETS PORTFOLIO | INVESTOR CLASS SHARES
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.62%
5 Years	rr_AverageAnnualReturnYear05	6.40%
10 Years	rr_AverageAnnualReturnYear10	3.66%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 1993
ACADIAN EMERGING MARKETS PORTFOLIO | INVESTOR CLASS SHARES | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.71%
5 Years	rr_AverageAnnualReturnYear05	5.75%
10 Years	rr_AverageAnnualReturnYear10	3.25%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 1993
ACADIAN EMERGING MARKETS PORTFOLIO | INVESTOR CLASS SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.34%
5 Years	rr_AverageAnnualReturnYear05	5.15%
10 Years	rr_AverageAnnualReturnYear10	3.00%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 17, 1993
ACADIAN EMERGING MARKETS PORTFOLIO | Y Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.86%
5 Years	rr_AverageAnnualReturnYear05	6.58%
10 Years	rr_AverageAnnualReturnYear10		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
ACADIAN EMERGING MARKETS PORTFOLIO | I Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.93%
5 Years	rr_AverageAnnualReturnYear05	6.61%
10 Years	rr_AverageAnnualReturnYear10		[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016

[1]	On July 31, 2024, the Fund's benchmark changed from the MSCI Emerging Markets (Gross) Index to the MSCI Emerging Markets (Net) Index because the Adviser believes that this benchmark aligns with investors’ experience.
[2]	Investor Class Shares of the Fund were offered beginning June 17, 1993.
[3]	Y Class Shares and I Class Shares of the Fund were offered beginning October 31, 2016.